Segment Reporting - Summary of Revenue and Costs and Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended
	Sep. 30, 2012 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Operating Segments [Member] Predecessor [Member] Vivint [Member]	Sep. 30, 2012 Operating Segments [Member] Predecessor [Member] Vivint [Member]	Nov. 16, 2012 Operating Segments [Member] Predecessor [Member] Vivint [Member]	Dec. 31, 2011 Operating Segments [Member] Predecessor [Member] Vivint [Member]	Dec. 31, 2010 Operating Segments [Member] Predecessor [Member] Vivint [Member]	Sep. 30, 2012 Operating Segments [Member] Predecessor [Member] 2GIG [Member]	Sep. 30, 2012 Operating Segments [Member] Predecessor [Member] 2GIG [Member]	Nov. 16, 2012 Operating Segments [Member] Predecessor [Member] 2GIG [Member]	Dec. 31, 2011 Operating Segments [Member] Predecessor [Member] 2GIG [Member]	Dec. 31, 2010 Operating Segments [Member] Predecessor [Member] 2GIG [Member]	Dec. 31, 2012 Operating Segments [Member] Successor [Member] Vivint [Member]	Sep. 30, 2013 Operating Segments [Member] Successor [Member] Vivint [Member]	Dec. 31, 2012 Operating Segments [Member] Successor [Member] 2GIG [Member]	Sep. 30, 2013 Operating Segments [Member] Successor [Member] 2GIG [Member]	Sep. 30, 2012 Intersegment Eliminations [Member] Predecessor [Member]	Sep. 30, 2012 Intersegment Eliminations [Member] Predecessor [Member]	Nov. 16, 2012 Intersegment Eliminations [Member] Predecessor [Member]	Dec. 31, 2011 Intersegment Eliminations [Member] Predecessor [Member]	Dec. 31, 2010 Intersegment Eliminations [Member] Predecessor [Member]	Dec. 31, 2012 Intersegment Eliminations [Member] Successor [Member]	Sep. 30, 2013 Intersegment Eliminations [Member] Successor [Member]
Sales Information [Line Items]
Revenues	$ 124,561	$ 334,476	$ 397,570	$ 339,948	$ 238,878	$ 57,606	$ 368,197	$ 108,839	$ 290,316	$ 346,270	$ 312,422	$ 234,537	$ 42,032	$ 101,411	$ 112,136	$ 129,265	$ 65,442	$ 50,791	$ 350,690	$ 12,372	$ 60,220	$ (26,310)	$ (57,251)	$ (60,836)	$ (101,739)	$ (61,101)	$ (5,557)	$ (42,713)
Transaction related costs			23,461			31,885				22,219					1,242			28,118		3,767
Costs and expenses	102,613	278,897	440,563	300,934	193,649	85,799	408,607	88,772	235,939		267,973	177,580	36,366	91,385		121,967	77,176		389,321		52,200	(22,525)	(48,427)		(89,006)	(61,107)		(32,914)
All other costs and expenses			417,102			53,914				365,300					104,276			46,241		12,712				(52,474)			(5,039)
Income (loss) from operations	21,948	55,579	(42,993)	39,014	45,229	(28,193)	(40,410)	20,067	54,377	(41,249)	44,449	56,957	5,666	10,026	6,618	7,298	(11,734)	(23,568)	(38,631)	(4,107)	8,020	(3,785)	(8,824)	(8,362)	(12,733)	6	(518)	(9,799)
Intangible assets including goodwill						1,929,661												1,840,065		85,933							3,663
Total assets				$ 644,980	$ 456,286	$ 2,155,348	$ 2,291,541				$ 649,895	$ 456,516				$ 16,910	$ 12,588	$ 2,050,529		$ 115,881					$ (21,825)	$ (12,818)	$ (11,062)